GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending April 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Janus Worldwide Fund
File No. 811-01879
Form N-CSR/A
Filed via EDGAR and accepted on June 19, 2003
Accession No. 0000277751-03-000008

Janus Fund
File No. 811-01879
Form N-CSR/A
Filed via EDGAR and accepted on June 19, 2003
Accession No. 0000277751-03-000008

Janus Twenty Fund
File No. 811-01879
Form N-CSR/A
Filed via EDGAR and accepted on June 19, 2003
Accession No. 0000277751-03-000008

AIM Blue Chip Fund
File No. 811-01424
Form N-CSR
Filed via EDGAR and accepted on July 2, 2003
Accession No. 0000950129-03-003506

Federated Capital Appreciation Fund - Class A
File No. 811-04017
Form N-CSR
Filed via EDGAR and accepted on June 30, 2003
Accession No. 0001056288-03-000431